Installment Loans - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest income on loans	¥ 148,863	¥ 134,211	¥ 127,128
Loans held for sale in installment loans	54,311	18,300
Loans held for sale measured at fair value	38,671	17,260
Installment loans	3,277,670	2,823,769
Purchased loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment loans	16,416	18,933
Fair value at the acquisition date of purchased loans acquired during the period	4,716	2,886
Purchased loans | Class Of Financing Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Purchased loans for which valuation allowances were provided	¥ 3,658	¥ 5,101